Fair Value of Options Granted Measured at Date of Grant Using Black-Scholes Model (Detail) (USD $)	2 Months Ended
Jul. 31, 2011
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Market price of the Company's common stock on grant date	$ 0.09
Risk free interest rate (1)	3.01% [1]
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

[1]	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.